Other Payables and Accruals (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Payables and Accruals
Accrued research and development expenses	$ 116,359	$ 153,978
Accrued salaries and benefits	29,074	29,751
Accrued administrative and other general expenses	16,664	14,046
Accrued capital expenditures	11,590	15,858
Accrued selling and marketing expenses	10,976	14,705
Provision for other taxes and surcharges	5,510
Amounts due to related parties (Note 25(ii))	$ 1,918	$ 2,016
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Deferred government grants	$ 1,764	$ 6,004
Deposits	1,678	1,627
Advances for inventory purchases	250	5,663
Others	13,109	12,476
Total other payables and accruals	$ 208,892	$ 256,124